Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.24%
FHLMC±±	4.50%	6-1-2024	$1,877	$1,869
FHLMC	4.50	9-1-2026	36,540	36,333
FHLMC	7.00	6-1-2031	121,850	125,302
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.89	5-25-2044	742,211	742,198
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	356,450	391,828
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	6.60	5-1-2035	60,528	61,056
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.53	3-1-2035	224,268	229,516
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.41	11-1-2035	427,742	440,044
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.42	4-1-2038	182,837	185,894
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.57	10-1-2038	189,413	187,841
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.65	9-1-2038	399,546	405,965
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	23,474	23,557
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	191	192
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2041	474,043	464,215
FHLMC Series 4889 Class CD	3.00	4-15-2049	574,438	495,953
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2049	2,689,544	2,631,337
FNMA	4.50	1-1-2027	87,103	86,340
FNMA±±	5.00	6-1-2024	237	237
FNMA	6.50	8-1-2031	156,679	159,256
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.08	12-1-2034	75,025	76,789
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.40	12-1-2040	950,979	974,774
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.49	10-1-2034	2,434	2,497
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.34	11-1-2031	18,069	17,961
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.51	9-1-2035	86,901	88,172
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	47,371	47,615
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2034	308,833	312,220
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.46	7-1-2038	793,535	815,866
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.47	11-1-2038	222,031	228,525
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.76	12-1-2040	68,972	68,706
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.38	11-1-2035	34,720	34,486
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.55	8-1-2036	498,664	512,350
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.41	5-1-2036	159,199	162,041
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.41	11-1-2034	243,137	250,243
FNMA (12 Month Treasury Average+2.05%)±	7.17	8-1-2045	134,766	137,247
FNMA (RFUCCT1Y+1.77%)±	6.24	7-1-2044	592,862	607,928
FNMA (RFUCCT6M+1.38%)±	7.00	10-1-2031	31,032	31,077
FNMA (RFUCCT6M+1.51%)±	6.20	9-1-2037	157,843	160,077
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	148,664	149,208
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	208,939	214,224
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	192,314	199,833
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	200,155	214,276
FNMA Series 2002-W4 Class A6±±	4.64	5-25-2042	255,237	245,640
FNMA Series 2003-W11 Class A1±±	7.45	6-25-2033	8,781	8,827
FNMA Series 2003-W3 Class 1A4±±	4.36	8-25-2042	15,450	14,331
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	5.76	3-25-2037	173,437	169,635
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	5.79%	3-25-2043	$2,069,537	$2,086,860
FNMA Series 2014-19 Class HA	2.00	6-25-2040	95,047	89,997
GNMA	7.00	6-15-2033	175,993	182,032
Total agency securities (Cost $14,744,745)				14,772,370
Asset-backed securities: 19.36%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.84	1-15-2037	3,219,674	3,199,919
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,379,124	1,234,444
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	1,503,566	1,435,982
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.63	4-24-2029	145,626	145,632
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.07	11-25-2069	3,561,084	3,543,527
Carlyle C17 CLO Ltd. Series C17A Class A1AR (U.S. SOFR 3 Month+1.29%)144A±	6.62	4-30-2031	2,383,799	2,392,307
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	6.57	7-20-2031	8,870,947	8,879,818
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	2,004,229	1,980,312
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	2,910,760	2,867,609
CFMT LLC Series 2021-EBO1 Class A144A±±	0.98	11-25-2050	991,918	965,397
CFMT LLC Series 2021-HB7 Class A144A±±	1.15	10-27-2031	2,308,016	2,259,069
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.59	4-18-2031	1,405,746	1,409,169
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,869,620	1,727,049
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	15,767,500	15,435,938
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (U.S. SOFR 3 Month+1.08%)144A±	6.40	11-15-2028	2,396,633	2,396,633
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.57	1-17-2033	11,000,000	11,007,518
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.59	11-25-2069	3,819,845	3,832,922
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.56	9-25-2033	120,596	118,507
Exeter Automobile Receivables Trust Series 2020-1A Class D144A	2.73	12-15-2025	1,182,487	1,174,678
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	3,405,790	3,367,660
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	11,325,000	11,133,674
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	6.43	9-17-2036	4,388,786	4,348,496
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,715,000	3,698,038
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.51	10-16-2036	14,851,491	14,767,951
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.67	2-19-2037	12,616,841	12,514,329
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.28	7-15-2036	3,273,699	3,256,309
MNR ABS Issuer I LLC♦‡±±	8.12	12-15-2038	2,602,528	2,624,909
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52%	6-16-2042	$63,798	$63,567
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	5,806,491	5,022,260
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	6.49	7-26-2066	4,566,644	4,560,869
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.59	3-17-2030	8,677,469	8,688,720
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	813,361	808,059
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	7,089,647	6,859,165
Pagaya AI Debt Selection Trust Series 2023-5 Class B144A	7.63	4-15-2031	3,999,966	4,033,062
Palmer Square CLO Ltd. Series 2013-2A Class A1A3 (U.S. SOFR 3 Month+1.26%)144A±	6.58	10-17-2031	13,323,297	13,336,621
Santander Drive Auto Receivables Trust Series 2020-4 Class D	1.48	1-15-2027	8,996,148	8,869,911
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	12,631,973	12,605,247
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.99	5-26-2055	2,714,794	2,673,875
Sotheby’s ArtFi Master Trust Series 2024-1A Class B144A	6.58	12-22-2031	2,000,000	2,005,003
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.67	4-15-2030	3,613,485	3,617,325
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,872,061	1,704,914
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	6.61	10-13-2032	6,798,243	6,807,752
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.59	10-18-2030	7,188,772	7,199,137
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.97	2-15-2039	14,909,520	14,807,017
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	1,746,219	1,752,191
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	6.53	4-17-2030	3,720,003	3,723,723
Total asset-backed securities (Cost $233,864,136)				230,856,214
Corporate bonds and notes: 26.15%
Basic materials: 1.28%
Chemicals: 0.70%
Celanese U.S. Holdings LLC	6.05	3-15-2025	1,515,000	1,516,212
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	7,238,000	6,817,059
				8,333,271
Mining: 0.58%
Newmont Corp./Newcrest Finance Pty. Ltd.144A	5.30	3-15-2026	7,000,000	6,976,004
Communications: 0.81%
Media: 0.67%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	8,000,000	8,062,481
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.14%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74%	3-20-2025	$1,669,250	$1,657,096
Consumer, cyclical: 5.43%
Airlines: 0.44%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	5,000,003	4,944,038
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	304,808	296,801
				5,240,839
Apparel: 1.01%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,074,000	8,967,764
Tapestry, Inc.	7.05	11-27-2025	3,000,000	3,049,628
				12,017,392
Auto manufacturers: 1.66%
Ford Motor Credit Co. LLC	2.30	2-10-2025	8,000,000	7,802,537
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	4,983,428
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	6,956,028
				19,741,993
Auto parts & equipment: 0.66%
BorgWarner, Inc.144A	5.00	10-1-2025	8,000,000	7,905,187
Lodging: 1.66%
Las Vegas Sands Corp.	3.20	8-8-2024	14,845,000	14,807,895
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,016,363
				19,824,258
Consumer, non-cyclical: 1.15%
Agriculture: 0.58%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	6,935,542
Commercial services: 0.36%
Ashtead Capital, Inc.144A	1.50	8-12-2026	1,628,000	1,482,035
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,728,771
				4,210,806
Pharmaceuticals: 0.21%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,520,519
Energy: 0.58%
Oil & gas: 0.58%
BP Capital Markets America, Inc.	5.02	11-17-2027	7,000,000	6,985,714
Financial: 12.33%
Banks: 5.72%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	4,500,000	4,403,119
Citigroup, Inc. (U.S. SOFR+0.69%)±	6.05	10-30-2024	8,000,000	8,005,008
Goldman Sachs Group, Inc. (U.S. SOFR+0.49%)±	5.84	10-21-2024	8,000,000	8,001,120
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+0.49%)±	0.77%	8-9-2025	$6,000,000	$5,942,931
JPMorgan Chase & Co. (U.S. SOFR+0.92%)±	6.28	2-24-2026	5,000,000	5,017,265
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.54%)±	0.82	6-1-2025	6,280,000	6,280,000
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,616,053
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	8,000,000	7,855,814
National Securities Clearing Corp.144A	5.15	5-30-2025	4,000,000	3,988,853
Santander Holdings USA, Inc. (U.S. SOFR+1.38%)±	4.26	6-9-2025	7,900,000	7,897,641
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,204,776
				68,212,580
Diversified financial services: 0.55%
Enact Holdings, Inc.144A	6.50	8-15-2025	6,472,000	6,518,922
Insurance: 4.07%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	5,920,000	5,786,902
Athene Global Funding144A	0.91	8-19-2024	5,000,000	4,948,190
Brighthouse Financial Global Funding144A	1.75	1-13-2025	11,340,000	11,049,511
CNO Global Funding144A%%	5.88	6-4-2027	3,500,000	3,508,571
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,589,055
Principal Life Global Funding II144A	1.38	1-10-2025	13,000,000	12,677,522
				48,559,751
REITS: 1.99%
EPR Properties	4.75	12-15-2026	3,000,000	2,897,316
Omega Healthcare Investors, Inc.	4.50	1-15-2025	3,640,000	3,606,125
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,548,704
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	10,766,000	10,680,929
				23,733,074
Industrial: 1.72%
Hand/machine tools: 0.44%
Regal Rexnord Corp.	6.05	2-15-2026	5,255,000	5,269,336
Trucking & leasing: 1.28%
DAE Funding LLC144A	1.55	8-1-2024	5,250,000	5,205,403
GATX Corp.	5.40	3-15-2027	5,000,000	4,999,503
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,016,654
				15,221,560
Technology: 0.31%
Computers: 0.31%
Kyndryl Holdings, Inc.	2.05	10-15-2026	4,004,000	3,690,346
Utilities: 2.54%
Electric: 2.54%
Emera U.S. Finance LP	3.55	6-15-2026	6,195,000	5,927,111
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	4,890,000	4,872,725
Oncor Electric Delivery Co. LLC	2.95	4-1-2025	5,105,000	5,000,720
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Southern California Edison Co.	5.35%	3-1-2026	$5,000,000	$4,998,602
Vistra Operations Co. LLC144A	3.55	7-15-2024	9,500,000	9,470,841
				30,269,999
Total corporate bonds and notes (Cost $313,381,259)				311,886,670

	Shares
Investment companies: 3.22%
Exchange-traded funds: 3.22%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,288,780
SPDR Portfolio Short Term Corporate Bond ETF	847,800	25,171,182
Total investment companies (Cost $39,934,659)		38,459,962

			Principal
Municipal obligations: 0.11%
Indiana: 0.11%
Education revenue: 0.11%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.24	2-25-2044	$1,356,012	1,354,827
Total municipal obligations (Cost $1,344,406)				1,354,827
Non-agency mortgage-backed securities: 14.56%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	593,113	550,181
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	449,904	417,507
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,560,223	1,435,364
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	647,042	619,187
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	880,738	830,721
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	6.21	11-15-2034	3,500,000	3,277,488
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	373,099	368,057
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	5.26	6-19-2031	70,475	68,450
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.01	6-19-2031	44,085	42,720
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	11,359,508	10,575,129
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	10,111,795	8,306,789
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	2,263,984	1,908,517
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	568,321	561,427
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	1,307,918	1,220,472
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,703,562	3,180,908
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,852,950	5,090,705
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	204,348	198,536
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	552,304	458,291
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	12,704,407	11,459,453
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	6.32	11-15-2036	1,000,000	994,687
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	881,928	810,166
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.92%	8-25-2054	$7,000,000	$7,000,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	21,541	20,354
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	2,044,720	1,829,532
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,728,954	1,466,952
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	3,460,090	2,896,760
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A	4.38	5-25-2067	12,074,564	11,569,590
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.57	6-15-2035	3,571,081	3,349,194
JPMorgan Mortgage Trust Series 2019-7 Class B2A144A±±	2.98	2-25-2050	2,222,491	1,829,809
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	6,461,340	6,043,584
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	1,338	1,266
Med Trust Series 2021-MDLN Class A (U.S. SOFR 1 Month+1.06%)144A±	6.38	11-15-2038	7,961,790	7,921,997
MFA Trust Series 2020-NQM1 Class A1144A±±	1.48	3-25-2065	836,932	782,208
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	870,358	790,765
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	2,774,313	2,508,429
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	348,017	342,368
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	5,073,901	4,394,288
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	608,664	529,965
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,891,861	3,014,160
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	5.92	10-15-2036	14,988,442	14,840,084
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	12,235	12,206
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	1,778,585	1,644,823
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	6.87	2-15-2039	20,000,000	19,824,402
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,618,609	2,441,809
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	2,016,487	1,822,985
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	656,335	625,457
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	673,506	648,027
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	1,100,810	1,065,107
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	2,663,858	2,559,745
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	10,931,322	9,309,162
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.21	2-15-2032	3,033,685	3,024,241
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	808,692	783,878
Verus Securitization Trust Series 2020-2 Class A1144A±±	3.23	5-25-2060	49,823	49,348
Verus Securitization Trust Series 2020-INV1 Class A1144A±±	2.98	3-25-2060	3,397	3,384
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	2,694,266	2,347,289
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,556,778	1,351,487
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	2,770,118	2,471,367
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.58	8-25-2032	78,194	78,152
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.58%	8-25-2032	$32,728	$32,034
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.09	12-28-2037	54,139	53,223
Total non-agency mortgage-backed securities (Cost $188,339,449)				173,654,186
U.S. Treasury securities: 7.21%
U.S. Treasury Notes	4.25	1-31-2026	62,580,000	61,861,307
U.S. Treasury Notes	4.63	2-28-2025	4,800,000	4,778,063
U.S. Treasury Notes	4.63	3-15-2026	16,100,000	16,015,098
U.S. Treasury Notes	5.00	9-30-2025	3,295,000	3,291,267
Total U.S. Treasury securities (Cost $86,597,062)				85,945,735
Yankee corporate bonds and notes: 6.62%
Energy: 0.51%
Oil & gas: 0.51%
Woodside Finance Ltd.144A	3.65	3-5-2025	6,250,000	6,148,332
Financial: 4.49%
Banks: 4.02%
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	4,956,274
Credit Suisse AG	3.63	9-9-2024	4,000,000	3,977,462
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,843,817
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	5,000,000	4,995,894
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	4,994,731
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	9,999,851
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,110,990
				47,879,019
Real estate: 0.47%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,646,134
Technology: 1.62%
Semiconductors: 1.62%
Renesas Electronics Corp.144A	1.54	11-26-2024	15,670,000	15,333,830
SK Hynix, Inc.144A	5.50	1-16-2027	4,035,000	4,013,697
				19,347,527
Total yankee corporate bonds and notes (Cost $79,387,580)				79,021,012

	Yield	Shares
Short-term investments: 21.12%
Investment companies: 4.40%
Allspring Government Money Market Fund Select Class♠∞##	5.24	52,459,469	52,459,469

			Principal
U.S. Treasury securities: 16.72%
U.S. Treasury Bills☼	3.84	6-11-2024	$25,000,000	24,970,725
U.S. Treasury Bills☼	3.84	6-11-2024	20,000,000	19,976,580
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		4.06%	6-13-2024	$30,000,000	$29,956,125
U.S. Treasury Bills☼		4.50	6-20-2024	30,000,000	29,925,412
U.S. Treasury Bills☼		4.66	6-25-2024	15,000,000	14,951,708
U.S. Treasury Bills☼		4.70	6-27-2024	30,000,000	29,894,810
U.S. Treasury Bills☼		4.80	7-2-2024	20,000,000	19,915,215
U.S. Treasury Bills☼		4.84	7-5-2024	30,000,000	29,859,350
					199,449,925
Total short-term investments (Cost $251,908,950)					251,909,394
Total investments in securities (Cost $1,209,502,246)	99.59%				1,187,860,370
Other assets and liabilities, net	0.41				4,863,311
Total net assets	100.00%				$1,192,723,681

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$79,386,475	$782,803,104	$(809,730,110)	$0	$0	$52,459,469	52,459,469	$2,532,791
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—May 31, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(341)	9-19-2024	$(37,173,413)	$(37,099,734)	$73,679	$0
2-Year U.S. Treasury Notes	(259)	9-30-2024	(52,734,414)	(52,759,110)	0	(24,696)
					$73,679	$(24,696)
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Ultra Short-Term Income Fund | 11

Notes to portfolio of investments—May 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$14,772,370	$0	$14,772,370
Asset-backed securities	0	228,231,305	2,624,909	230,856,214
Corporate bonds and notes	0	311,886,670	0	311,886,670
Investment companies	38,459,962	0	0	38,459,962
Municipal obligations	0	1,354,827	0	1,354,827
Non-agency mortgage-backed securities	0	173,654,186	0	173,654,186
U.S. Treasury securities	85,945,735	0	0	85,945,735
Yankee corporate bonds and notes	0	79,021,012	0	79,021,012
Short-term investments
Investment companies	52,459,469	0	0	52,459,469
U.S. Treasury securities	199,449,925	0	0	199,449,925
	376,315,091	808,920,370	2,624,909	1,187,860,370
Futures contracts	73,679	0	0	73,679
Total assets	$376,388,770	$808,920,370	$2,624,909	$1,187,934,049
Liabilities
Futures contracts	$24,696	$0	$0	$24,696
Total liabilities	$24,696	$0	$0	$24,696
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2024, $2,919,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Ultra Short-Term Income Fund